ANCHOR
                                    GOLD AND
                                    CURRENCY
                                      TRUST



                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1998

                                   (UNAUDITED)













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                CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1998
                                   (Unaudited)

Assets:
Investments at quoted market value (cost $15,775,131;
 see Schedule of Investments, Notes 1, 2, & 5)................. $   12,817,013
Cash  .........................................................        189,026
Dividends and interest receivable..............................         56,189
Other assets...................................................          1,809
                                                                   ------------
     Total assets..............................................     13,064,037
                                                                   ------------

Liabilities:
Accrued expenses and other liabilities (Note 3)................         23,436
                                                                   ------------
     Total liabilities.........................................         23,436
                                                                   ------------

Net Assets:
Capital stock (9,829,269 shares of no par value stock authorized,
 amount paid in on 2,904,277 shares outstanding) (Note 1)......     19,077,273

Accumulated undistributed net investment income (Note 1).......       (806,742)
Accumulated realized loss from security transactions, net (Note 1) (2,271,812) Net unrealized depreciation in value of investments (Note 2)... (2,958,118)
                                                                   ------------
     Net assets (equivalent to $4.49 per share, based on
      2,904,277  capital shares outstanding)...................  $  13,040,601
                                                                   ============




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                      CONSOLIDATED STATEMENT OF OPERATIONS
                                  JUNE 30, 1998
                                   (Unaudited)


Income:
 Dividends.....................................................  $      30,143
 Interest......................................................         99,660
                                                                   ------------
     Total income..............................................        129,803
                                                                   ------------

Expenses:
 Management fees (Note 3)......................................         51,454
 Pricing and bookkeeping fees (Note 4).........................          9,211
 Legal fees....................................................          3,897
 Audit and accounting fees.....................................          4,726
 Custodian fees................................................          6,264
 Transfer fees (Note 4)........................................          2,249
 Trustees' fees and expenses...................................          1,499
 Other expenses................................................          5,011
                                                                   ------------
     Total expenses............................................         84,311
                                                                   ------------

Net investment income..........................................         45,492
                                                                   ------------

Realized and unrealized loss on investments:
  Realized loss on investments-net.............................       (322,000)
  Decrease in net unrealized appreciation in investments.......        (29,379)
                                                                   ------------
     Net loss on investments...................................       (351,379)
                                                                   ============

Net decrease in net assets resulting from operations...........  $    (305,887)
                                                                   ============


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                CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS


                                                Six Months Ended
                                                 June 30, 1998     Year Ended
                                                 (Unaudited)   December 31,1997
                                                 ------------------------------
From operations:
 Net investment income (loss).................... $    45,493    $     155,423
 Realized (loss) gain on investments, net........    (322,000)      (1,742,176)
  (Decrease) increase in net unrealized
   appreciation in investments...................     (29,379)      (4,327,754)
                                                  --------------  -------------
 Net (decrease) increase in
   net assets resulting from operations..........    (305,886)      (5,914,507)
                                                  --------------  -------------
Distributions to shareholders:
 From net investment income......................      --              (32,040)
                                                  --------------  -------------
     Total distributions to shareholders.........      --              (32,040)
                                                  --------------  -------------

From capital share transactions:

                                Number of Shares
                                    1998 1997
                            -----------------------
 Proceeds from sale of
  shares..................       --         --         --                --
 Shares issued to share-
  holders in distributions
  reinvested..............                 6,998       --               31,982
                              --
 Cost of shares redeemed..  (15,497)    (775,836)      (71,170)     (3,753,107)
                            --------    ---------     ===========    ==========
 Decrease in net
  assets resulting from
capital                     (15,497)    (768,838)      (71,170)     (3,721,125)
  share transactions......  =========   =========      ---------     ----------

Net (decrease) increase in net assets............    (377,056)      (9,667,672)
Net assets:
  Beginning of period............................  13,417,657       23,085,329
                                                  ==============   ============
  End of period (including undistributed net
   investment income of ($1,001,210 )
      and ($852,234), respectively).............. $ 13,040,601     $13,417,657
                                                  ==============   ============


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                CONSOLIDATED  SELECTED  PER SHARE DATA AND  RATIOS
                 (for a share outstanding throughout each period)


                          Six Months
                             Ended
                           June 30,            Year Ended December 31,
                             1998
                          (Unaudited)   1997        1996       1995       1994
                          -----------------------------------------------------
Investment income........    $0.04       $0.08      $0.03      $0.04      $0.03
Expenses, net............     0.03        0.05       0.07       0.06       0.09
                          -----------------------------------------------------
Net investment income
(loss)...................    0.01        0.03      (0.04)     (0.02)     (0.06)
Net realized and
unrealized
 gain (loss) on
investments..............   (0.12)      (1.68)      0.61       0.11      (0.90)
Distributions to
shareholders:
  From net investment
   income................     --        (0.01)       --         --         --
  From net realized gain
     on investments......     --          --         --         --         --
                          -----------------------------------------------------
Net (decrease) increase
 in net asset value......    (0.11)      (1.66)      0.57       0.09      (0.96)
Net asset value:
 Beginning of period.....     4.60        6.26       5.69       5.60       6.56
                          =====================================================
 End of period...........    $4.49       $4.60      $6.26      $5.69      $5.60
                          =====================================================
Ratio of expenses to
 average net assets......    1.22%       1.12%      1.10%      1.10%      1.12%
Ratio of net investment
income
 (loss) to average net
assets...................    0.66%       0.78%     (0.60%)    (0.47%)    (0.68%
Portfolio turnover.......    0.29        0.24       0.18       0.17       0.32
Average commission rate
paid.....................  0.0473      0.0454     0.0389     0.0441     0.0475
Number of shares out-
 standing at end of
  period...............  2,904,277  2,919,774  3,688,612  3,688,612   3,688,612



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                      CONSOLIDATED SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1998
                                   (Unaudited)
                                                                      Value
  Quantity                                                           (Note 1)
COMMON STOCKS -- 42.53%
           Gold/Silver Mining Stocks
  140,000  Aquiline Resources Incorporated..........................$    9,800
   71,700  Cambior Incorporated.....................................   423,747
   10,000  Canabrava Diamond Corporation............................     7,500
   90,000  Euro Nevada Mining Corporation Limited................... 1,238,400
   64,200  Franco Nevada Mining Corporation......................... 1,287,210
   20,000  Freeport Mcmoran Copper & Gold Class A...................   285,000
   40,000  Golden Star Resources Limited............................    90,000
  160,000  Guyanor Ressources SA....................................   206,400
   80,000  Kinross Gold Corporation.................................   265,040
  220,000  Miramar Mining Corporation...............................   268,400
   35,500  Normandy Mining Ltd. ADR.................................   291,810
  184,200  Northern Orion Exploration Limited.......................    62,628
   10,000  Southwestern Gold Corporation............................    25,500
   75,000  TVX Gold Incorporated....................................   229,725
  159,900  Universal Gold Limited...................................   596,427
  150,000  Viceroy Resource Corporation.............................   223,500
  350,000  War Eagle Mining Company Incorporated....................    35,000
                                                                    -----------
          Total common stocks (cost $7,864,692)....................  5,546,087
                                                                    -----------

FOREIGN TIME DEPOSITS -- 5.41%
4,258,425  French Franc, maturing 07/01/98, at 3.25% (cost $705,195)   704,769
                                                                    -----------

PRECIOUS METALS -- 9.57%
           Bullion -- 8.44%
    3,704  Ounces gold bullion...................................... 1,100,855
           Coins -- 1.13%
      475  Canadian Maple Leafs.....................................   147,108
                                                                    -----------
           Total precious metals (cost $1,887,050).................. 1,247,963
                                                                    -----------
U.S. TREASURY BILLS -- 40.78%.......
1,375,000 Treasury Bill, 4.80% yield, maturing 7/16/98 (at cost)... 1,364,497
2,000,000 Treasury Bill, 4.70% yield, maturing 8/06/98 (at cost)... 1,952,740
2,025,000 Treasury Bill, 4.97% yield, maturing 9/3/98 (at cost).... 2,000,957
                                                                    -----------
           Total U.S. Treasury Bills (at cost)...................... 5,318,194
                                                                    -----------

          Total investments (cost $15,775,131)..................... 12,817,013
                                                                    -----------

CASH & OTHER ASSETS, LESS LIABILITIES -- 1.71%.....................    223,588
                                                                    ===========
         Total Net Assets......................................... $13,040,601
                                                                    ===========


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                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  JUNE 30, 1998
                                   (Unaudited)


1. Significant accounting policies:
   Anchor Gold and Currency Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at noon, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Foreign currencies and foreign denominated securities are translated at current market exchange rates as of noon. The gold bullion is valued each day at noon based on the New York spot gold price. The gold coins are valued based on valuations published in the Wall Street Journal. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B.Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency losses offset by net investment income, resulted in a net decrease in undistributed net investment income and a decrease in accumulated realized loss from security transactions. This reclassification had no affect on net assets.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.


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                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  JUNE 30, 1998
                                   (Unaudited)

                                   (Continued)

   D.Principles  of  Consolidation--  The  consolidated  statements  include the consolidated operations of Anchor Gold & Currency Limited of which the Trust owns all outstanding shares. Intercompany receivables, payables and transactions have been eliminated.
   E.Foreign Currency-- Amounts  denominated in or expected to settle in foreign currencies are translated into United States dollars at rates reported by a major Boston bank on the following basis:
      A. Market value of investment securities, other assets and liabilities at the 12:00 noon Eastern Time rate of exchange at the balance sheet date.
      B. Purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions (or at an average rate if significant rate fluctuations have not occurred). The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the United States dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

2. Tax basis of investments:
   At June 30, 1998, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $1,467,585. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $4,425,703. Net unrealized depreciation in investments at June 30, 1998 was $2,958,118.
3. Investment advisory service agreements:
   The investment advisory contract with Anchor Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At June 30, 1998, investment advisory fees of $7,781 were due and were included in "Accrued expenses and other liabilities" in the accompanying Consolidated Statement of Assets and Liabilities. David Y.
   Williams, a Trustee of the Trust, is President and a Director of the Investment Adviser.
4. Certain transactions:
   Anchor Investment Management Corporation provides transfer agent services for the Trust. Fees earned by Anchor Investment Management Corporation for transfer agent services for the six months ended June 30, 1998 were $2,249. Certain officers and trustees of the Trust are directors and/or officers of



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                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  JUNE 30, 1998
                                   (Unaudited)

                                   (Continued)

   the investment adviser and distributor. Meeschaert & Co., Inc., the Trust's distributor, received $13,764 in brokerage commissions during the six months ended June 30, 1998. Fees earned by Anchor Investment Management Corporation for expenses related to daily pricing of the Trust shares and for bookkeeping services for the six months ended June 30, 1998 were $8,082.
5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 1998 were:
     Cost of securities acquired:
       U.S. Government and investments backed by such
     securities.........................................   $   3,784,960
       Other investments................................      43,378,459
                                                            ===============
                                                           $  47,163,419
                                                            ===============
     Proceeds from sales and maturities:
       U.S. Government and investments backed by such
     securities.........................................   $   1,309,560
       Other investments................................      45,941,279
                                                            ===============
                                                           $  47,250,839
                                                            ===============






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                              OFFICERS AND TRUSTEES


DAVID W.C. PUTNAM                                     Chairman
Chairman, Board of Directors, F.L. Putnam             and Trustee
Investment Management Corporation
President and Director, F.L. Putnam Securities
Company Incorporated

J. STEPHEN PUTNAM                                     Vice President and
President, Robert Thomas Securities                   Treasurer

SPENCER H. LE MENAGER                                 Secretary
President, Equity Inc.                                and Trustee

ERNIE BUTLER                                          Trustee
President, I.E. Butler Securities

MAURICE A. DONAHUE                                    Trustee
Director and Professor, Institute for Governmental
Services and Walsh-Saltonstall Professor of
Practical Politics, University of Massachusetts

DAVID Y. WILLIAMS                                     President
President and Director, Meeschaert & Co., Inc.,       and Trustee
President and Director, Anchor Investment
Management Corporation


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             INVESTMENT ADVISER, ADMINISTRATOR AND TRANSFER AGENT
                   Anchor Investment Management Corporation
            579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                (508) 831-1171

                                   DISTRIBUTOR
                             Meeschaert & Co., Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612

                                    CUSTODIAN
                         Investors Bank & Trust Company
                  89 South Street, Boston, Massachusetts 02111

                          INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02181

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
              One Riverfront Center, Pittsburgh, Pennsylvania 15222







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